Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are generally discretionary and are typically granted to our NEOs and certain other employees on an annual basis. In certain circumstances, including new hires, promotions, retention, or other similar activities, the Compensation Committee (or the Chief Human Resources Officer under a delegation of authority) may approve grants at other times during the year. Since its initial public offering, the Company has not historically granted stock options to its employees; however, it did grant stock options under the CEO Inducement Awards in September 2025, as described above. Eligible employees, including our NEOs, may voluntarily enroll in the ESPP and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the ESPP are generally in May and November. The Compensation Committee (and the Chief Human Resources Officer, as applicable) did not take material nonpublic information into account when determining the timing and terms of equity awards in Fiscal 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Equity awards are generally discretionary and are typically granted to our NEOs and certain other employees on an annual basis. In certain circumstances, including new hires, promotions, retention, or other similar activities, the Compensation Committee (or the Chief Human Resources Officer under a delegation of authority) may approve grants at other times during the year. Since its initial public offering, the Company has not historically granted stock options to its employees; however, it did grant stock options under the CEO Inducement Awards in September 2025, as described above. Eligible employees, including our NEOs, may voluntarily enroll in the ESPP and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the ESPP are generally in May and November. The Compensation Committee (and the Chief Human Resources Officer, as applicable) did not take material nonpublic information into account when determining the timing and terms of equity awards in Fiscal 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Equity awards are generally discretionary and are typically granted to our NEOs and certain other employees on an annual basis. In certain circumstances, including new hires, promotions, retention, or other similar activities, the Compensation Committee (or the Chief Human Resources Officer under a delegation of authority) may approve grants at other times during the year. Since its initial public offering, the Company has not historically granted stock options to its employees; however, it did grant stock options under the CEO Inducement Awards in September 2025, as described above. Eligible employees, including our NEOs, may voluntarily enroll in the ESPP and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the ESPP are generally in May and November. The Compensation Committee (and the Chief Human Resources Officer, as applicable) did not take material nonpublic information into account when determining the timing and terms of equity awards in Fiscal 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false